UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

CLEARBRIDGE

VARIABLE DIVIDEND STRATEGY PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objectives

The Portfolio seeks dividend income, growth of dividend income and long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Variable Dividend Strategy Portfolio for the six-month reporting period ended June 30, 2016. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	ClearBridge Variable Dividend Strategy Portfolio

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

ClearBridge Variable Dividend Strategy Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the six months ended June 30, 2016. The market declined during the first two months of the reporting period. This weakness was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied over the next three months of the period. Investor sentiment improved as U.S. economic data was generally positive, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. The market then gyrated in June 2016. After initially rising, the market fell sharply in the immediate wake of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”). However, the market largely recouped those losses at the end of the month. All told, for the six months ended June 30, 2016, the S&P 500 Indexiv gained 3.84%.

Looking at the U.S. stock market more closely, mid-cap stocks, as measured by the Russell Midcap Indexv, generated the strongest returns, as they gained 5.50% over the reporting period. In contrast, small-cap stocks generated the weakest results, with the Russell 2000 Indexvi, rising 2.22%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, returned 3.74%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 1.14% and 6.29%, respectively, during the six months ended June 30, 2016.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

IV	ClearBridge Variable Dividend Strategy Portfolio

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, Brexit and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexx, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Performance review

For the six months ended June 30, 2016, Class I shares of ClearBridge Variable Dividend Strategy Portfolio1 returned 8.67%. The Portfolio’s unmanaged benchmark, the S&P 500 Index, returned 3.84% for the same period. The Lipper Variable Equity Income Funds Category Average2 returned 5.43% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
6 months
ClearBridge Variable Dividend Strategy Portfolio[1]:
Class I	8.67%
Class II	8.58%
S&P 500 Index	3.84%
Lipper Variable Equity Income Funds Category Average[2]	5.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class I and Class II shares were 0.83% and 1.08%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 72 funds in the Portfolio’s Lipper category.

ClearBridge Variable Dividend Strategy Portfolio	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Real estate investment trusts (“REITs”) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	ClearBridge Variable Dividend Strategy Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2016 and December 31, 2015. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	8.67%	$1,000.00	$1,086.70	0.82%	$4.25	Class I	5.00%	$1,000.00	$1,020.79	0.82%	$4.12
Class II	8.58	1,000.00	1,085.80	0.96	4.98	Class II	5.00	1,000.00	1,020.09	0.96	4.82

2	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2016

ClearBridge Variable Dividend Strategy Portfolio

Security	Shares	Value
Common Stocks — 94.8%
Consumer Discretionary — 9.1%
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	35,680	$4,293,731
Media — 5.2%
Comcast Corp., Class A Shares	145,610	9,492,316
Time Warner Inc.	103,550	7,615,067
Walt Disney Co.	22,920	2,242,035
Total Media		19,349,418
Specialty Retail — 2.8%
Home Depot Inc.	80,900	10,330,121
Total Consumer Discretionary		33,973,270
Consumer Staples — 14.3%
Beverages — 3.7%
Anheuser-Busch InBev NV, ADR	30,830	4,059,695
Coca-Cola Co.	146,410	6,636,765
PepsiCo Inc.	32,180	3,409,149
Total Beverages		14,105,609
Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	33,300	5,229,432
CVS Health Corp.	46,020	4,405,955
Sysco Corp.	45,170	2,291,926
Wal-Mart Stores Inc.	69,110	5,046,412
Total Food & Staples Retailing		16,973,725
Food Products — 2.7%
Nestle SA, ADR	131,330	10,153,122
Household Products — 3.4%
Kimberly-Clark Corp.	58,080	7,984,838
Procter & Gamble Co.	54,710	4,632,296
Total Household Products		12,617,134
Total Consumer Staples		53,849,590
Energy — 5.2%
Energy Equipment & Services — 2.0%
Schlumberger Ltd.	95,230	7,530,788
Oil, Gas & Consumable Fuels — 3.2%
Exxon Mobil Corp.	60,540	5,675,020
Spectra Energy Corp.	171,030	6,264,829
Total Oil, Gas & Consumable Fuels		11,939,849
Total Energy		19,470,637

See Notes to Financial Statements.

4	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

ClearBridge Variable Dividend Strategy Portfolio

Security	Shares	Value
Financials — 18.0%
Banks — 3.0%
JPMorgan Chase & Co.	88,880	$5,523,003
Wells Fargo & Co.	120,000	5,679,600
Total Banks		11,202,603
Capital Markets — 3.0%
Bank of New York Mellon Corp.	146,330	5,684,921
Blackstone Group LP	225,250	5,527,635
Total Capital Markets		11,212,556
Diversified Financial Services — 3.3%
Berkshire Hathaway Inc., Class B Shares	86,580	12,535,918	*
Insurance — 4.0%
American International Group Inc.	30,830	1,630,599
MetLife Inc.	135,946	5,414,729
Travelers Cos. Inc.	65,570	7,805,453
Total Insurance		14,850,781
Real Estate Investment Trusts (REITs) — 4.7%
American Tower Corp.	87,370	9,926,106
Healthcare Trust of America Inc., Class A Shares	113,030	3,655,390
Weyerhaeuser Co.	141,580	4,214,836
Total Real Estate Investment Trusts (REITs)		17,796,332
Total Financials		67,598,190
Health Care — 6.9%
Health Care Providers & Services — 1.1%
UnitedHealth Group Inc.	30,930	4,367,316
Pharmaceuticals — 5.8%
Johnson & Johnson	74,370	9,021,081
Merck & Co. Inc.	111,010	6,395,286
Pfizer Inc.	122,280	4,305,479
Zoetis Inc.	41,890	1,988,099
Total Pharmaceuticals		21,709,945
Total Health Care		26,077,261
Industrials — 13.3%
Aerospace & Defense — 2.0%
Raytheon Co.	56,510	7,682,534
Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide Inc.	51,380	3,814,965
United Parcel Service Inc., Class B Shares	64,730	6,972,716
Total Air Freight & Logistics		10,787,681

See Notes to Financial Statements.

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2016

ClearBridge Variable Dividend Strategy Portfolio

Security	Shares	Value
Commercial Services & Supplies — 2.5%
Waste Management Inc.	138,750	$9,194,962
Industrial Conglomerates — 4.0%
3M Co.	42,150	7,381,308
General Electric Co.	247,080	7,778,078
Total Industrial Conglomerates		15,159,386
Road & Rail — 1.9%
Union Pacific Corp.	79,890	6,970,403
Total Industrials		49,794,966
Information Technology — 11.6%
Internet Software & Services — 2.1%
Alphabet Inc., Class C Shares	11,611	8,035,973	*
IT Services — 1.6%
Automatic Data Processing Inc.	64,220	5,899,892
Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	113,030	3,707,384
Texas Instruments Inc.	143,180	8,970,227
Total Semiconductors & Semiconductor Equipment		12,677,611
Software — 2.5%
Microsoft Corp.	184,130	9,421,932
Technology Hardware, Storage & Peripherals — 2.0%
Apple Inc.	78,880	7,540,928
Total Information Technology		43,576,336
Materials — 4.9%
Chemicals — 3.8%
E.I. du Pont de Nemours & Co.	73,510	4,763,448
Ecolab Inc.	36,340	4,309,924
PPG Industries Inc.	49,620	5,167,923
Total Chemicals		14,241,295
Containers & Packaging — 1.1%
International Paper Co.	95,960	4,066,785
Total Materials		18,308,080
Telecommunication Services — 4.2%
Diversified Telecommunication Services — 4.2%
AT&T Inc.	167,740	7,248,045
Verizon Communications Inc.	153,545	8,573,953
Total Telecommunication Services		15,821,998

See Notes to Financial Statements.

6	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

ClearBridge Variable Dividend Strategy Portfolio

Security		Shares	Value
Utilities — 7.3%
Electric Utilities — 3.1%
Brookfield Infrastructure Partners LP		155,280	$7,027,973
NextEra Energy Inc.		34,060	4,441,424
Total Electric Utilities			11,469,397
Independent Power and Renewable Electricity Producers — 1.0%
Brookfield Renewable Partners LP		91,464	2,722,787
Brookfield Renewable Partners LP		37,740	1,124,275
Total Independent Power and Renewable Electricity Producers			3,847,062
Multi-Utilities — 3.2%
CenterPoint Energy Inc.		147,230	3,533,520
WEC Energy Group Inc.		128,720	8,405,416
Total Multi-Utilities			11,938,936
Total Utilities			27,255,395
Total Investments before Short-Term Investments (Cost — $234,509,244)			355,725,723

	Rate
Short-Term Investments — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $20,377,113)	0.479%	20,377,113	20,377,113
Total Investments — 100.3% (Cost — $254,886,357#)			376,102,836
Liabilities in Excess of Other Assets — (0.3)%			(940,568)
Total Net Assets — 100.0%			$375,162,268

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $254,886,357)	$376,102,836
Cash	24,892
Receivable for Portfolio shares sold	705,393
Dividends and interest receivable	611,279
Prepaid expenses	1,035
Total Assets	377,445,435

Liabilities:
Payable for securities purchased	1,872,421
Investment management fee payable	226,725
Payable for Portfolio shares repurchased	64,846
Service and/or distribution fees payable	34,009
Trustees’ fees payable	3,398
Accrued expenses	81,768
Total Liabilities	2,283,167
Total Net Assets	$375,162,268

Net Assets:
Par value (Note 7)	$230
Paid-in capital in excess of par value	286,800,696
Undistributed net investment income	3,462,193
Accumulated net realized loss on investments and foreign currency transactions	(36,317,330)
Net unrealized appreciation on investments	121,216,479
Total Net Assets	$375,162,268

Net Assets:
Class I	$94,184,048
Class II	$280,978,220

Shares Outstanding:
Class I	5,787,171
Class II	17,222,810

Net Asset Value:
Class I	$16.27
Class II	$16.31

See Notes to Financial Statements.

8	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Dividends and distributions	$4,657,461
Return of capital (Note 1(f))	(23,761)
Net Dividends and Distributions	4,633,700
Interest	54,951
Less: Foreign taxes withheld	(66,576)
Total Investment Income	4,622,075

Expenses:
Investment management fee (Note 2)	1,330,884
Service and/or distribution fees (Notes 2 and 5)	334,467
Shareholder reports	33,958
Legal fees	27,735
Fund accounting fees	17,189
Audit and tax fees	16,010
Trustees’ fees	12,699
Insurance	3,041
Custody fees	1,353
Transfer agent fees (Note 5)	977
Miscellaneous expenses	2,439
Total Expenses	1,780,752
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(133,787)
Net Expenses	1,646,965
Net Investment Income	2,975,110

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	1,660,749
REIT distributions	112,215
Foreign currency transactions	3
Net Realized Gain	1,772,967
Change in Net Unrealized Appreciation (Depreciation)	25,058,452
Net Gain on Investments and Foreign Currency Transactions	26,831,419
Increase in Net Assets From Operations	$29,806,529

See Notes to Financial Statements.

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$2,975,110	$6,362,790
Net realized gain	1,772,967	13,564,733
Change in net unrealized appreciation (depreciation)	25,058,452	(37,138,827)
Increase (Decrease) in Net Assets From Operations	29,806,529	(17,211,304)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(700,018)	(6,300,026)
Decrease in Net Assets From Distributions to Shareholders	(700,018)	(6,300,026)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	21,310,510	34,092,296
Reinvestment of distributions	700,018	6,300,026
Cost of shares repurchased	(30,747,415)	(59,827,770)
Decrease in Net Assets From Portfolio Share Transactions	(8,736,887)	(19,435,448)
Increase (Decrease) in Net Assets	20,369,624	(42,946,778)

Net Assets:
Beginning of period	354,792,644	397,739,422
End of period*	$375,162,268	$354,792,644
*Includes undistributed net investment income of:	$3,462,193	$1,187,101

See Notes to Financial Statements.

10	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.00	$15.97	$14.36	$11.59	$10.45	$10.01

Income (loss) from operations:
Net investment income	0.14	0.28	0.34	0.23	0.28	0.32
Net realized and unrealized gain (loss)	1.16	(0.97)	1.61	2.77	1.20	0.46
Total income (loss) from operations	1.30	(0.69)	1.95	3.00	1.48	0.78

Less distributions from:
Net investment income	(0.03)	(0.28)	(0.34)	(0.23)	(0.34)	(0.34)
Total distributions	(0.03)	(0.28)	(0.34)	(0.23)	(0.34)	(0.34)

Net asset value, end of period	$16.27	$15.00	$15.97	$14.36	$11.59	$10.45
Total return[3]	8.67%	(4.30)%	13.61%	25.94%	14.21%	7.90%

Net assets, end of period (000s)	$94,184	$87,469	$105,457	$107,054	$96,726	$102,983

Ratios to average net assets:
Gross expenses	0.82%[4]	0.82%	0.81%	0.82%	0.82%	0.83%
Net expenses	0.82 [4,5]	0.82 [5,6]	0.81 [5]	0.82 [5]	0.82 [7]	0.83 [7,8]
Net investment income	1.79 [4]	1.80	2.26	1.81	2.44	3.16

Portfolio turnover rate	7%	23%	19%	34%	22%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. During the period January 1, 2013 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class I shares did not exceed 1.00%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective May 1, 2011, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.88% until December 31, 2012.

[8]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00% until May 1, 2011.

See Notes to Financial Statements.

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.05	$16.02	$14.40	$11.63	$10.48	$10.04

Income (loss) from operations:
Net investment income	0.13	0.26	0.32	0.22	0.26	0.30
Net realized and unrealized gain (loss)	1.16	(0.97)	1.62	2.76	1.21	0.47
Total income (loss) from operations	1.29	(0.71)	1.94	2.98	1.47	0.77

Less distributions from:
Net investment income	(0.03)	(0.26)	(0.32)	(0.21)	(0.32)	(0.33)
Total distributions	(0.03)	(0.26)	(0.32)	(0.21)	(0.32)	(0.33)

Net asset value, end of period	$16.31	$15.05	$16.02	$14.40	$11.63	$10.48
Total return[3]	8.58%	(4.44)%	13.48%	25.68%	14.08%	7.71%

Net assets, end of period (000s)	$280,978	$267,324	$292,282	$278,046	$213,864	$179,486

Ratios to average net assets:
Gross expenses	1.06%[4]	1.07%	1.06%	1.06%	1.07%	1.07%
Net expenses[5]	0.96 [4,6]	0.97 [6]	0.96 [6]	0.96 [6]	0.97 [7]	0.97 [7,8]
Net investment income	1.64 [4]	1.64	2.10	1.66	2.30	2.94

Portfolio turnover rate	7%	23%	19%	34%	22%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. During the period January 1, 2013 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class I shares did not exceed 1.25%.

[7]

As a result of an expense limitation arrangement, effective May 1, 2011, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.03% until December 31, 2012.

[8]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.25% until May 1, 2011.

See Notes to Financial Statements.

12	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

14	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$355,725,723	—	—	$355,725,723
Short-term investments†	20,377,113	—	—	20,377,113
Total investments	$376,102,836	—	—	$376,102,836

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions.

16	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Portfolio.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.85% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $133,787.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$21,968,063
Sales	22,272,263

18	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$124,160,785
Gross unrealized depreciation	(2,944,306)
Net unrealized appreciation	$121,216,479

4. Derivative instruments and hedging activities

During the six months ended June 30, 2016, the Portfolio did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees†	Transfer Agent Fees
Class I	—	$476
Class II	$334,467	501
Total	$334,467	$977

†	During the six months ended June 30, 2016, LMIS voluntarily waived a portion of its distribution fees equal to 0.10% of the daily net assets of Class II shares of the Portfolio, resulting in a waiver of $133,787. The service and/or distribution plan fees waiver can be terminated at any time.

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	—
Class II	$133,787
Total	$133,787

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class I	$174,360	$1,676,554
Class II	525,658	4,623,472
Total	$700,018	$6,300,026

ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I
Shares sold	827,301	$12,901,005	930,102	$14,552,720
Shares issued on reinvestment	10,803	174,360	110,676	1,676,554
Shares repurchased	(881,198)	(13,533,917)	(1,814,582)	(28,276,924)
Net decrease	(43,094)	$(458,552)	(773,804)	$(12,047,650)

Class II
Shares sold	542,827	$8,409,505	1,244,914	$19,539,576
Shares issued on reinvestment	32,488	525,658	304,054	4,623,472
Shares repurchased	(1,114,876)	(17,213,498)	(2,034,102)	(31,550,846)
Net decrease	(539,561)	$(8,278,335)	(485,134)	$(7,387,798)

8. Capital loss carryforward

As of December 31, 2015, the Portfolio had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(35,292,351)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

20	ClearBridge Variable Dividend Strategy Portfolio 2016 Semi-Annual Report

ClearBridge

Variable Dividend Strategy Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Variable Dividend Strategy Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

ClearBridge Variable Dividend Strategy Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926. (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Variable Dividend Strategy Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012834 8/16 SR16-2831

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016